Accounting policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounting policies
3	Accounting policies

Accounting policies are included in the relevant notes to the consolidated financial statements. The accounting policies below are applied throughout the financial statements.

3.1	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Reais. However, the functional currency of Cosan Limited is the U.S. Dollar (U.S.$). The Brazilian Real is the functional currency of Cosan S.A., Cosan Logística, its subsidiaries and joint ventures, located in Brazil, as it is the currency of the primary economic environment in which they operate, generate and expend cash. The main functional currency for the subsidiaries located outside Brazil is U.S. Dollar, Euro or the Pound Sterling.

Transactions in foreign currencies are translated to the respective functional currencies of each subsidiary using the exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency using the exchange rate at the reporting date.

The assets and liabilities derived from foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to Brazilian Reais using the exchange rates at the reporting date. Income and expenses of foreign operations are translated to Brazilian Reais using the exchange rates at the dates of the transactions.

Foreign currency translation are recognized and presented in other comprehensive income (loss) in equity. However, if the foreign operation is a non-wholly owned subsidiary, then the relevant proportion of the translation difference is allocated to non-controlling interests. When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal.

These consolidated financial statements have been translated to the Brazilian Real using the following criteria:

a)	assets and liabilities have been translated using the exchange rate at the statement of financial position date;

b)	statement of profit or loss, comprehensive income and statement of cash flows have been translated using the monthly average exchange rate; and

c)	shareholders’ equity has been translated using the historical exchange rate.

Translation effects have been recognized in shareholders’ equity in “Foreign currency translation effects.”

The consolidated financial statements of each subsidiary included in these consolidated financial statements and equity method investments are prepared based on their respective functional currencies. For subsidiaries whose functional currency is a currency other than the Brazilian Real, asset and liability accounts are translated into the Company’s reporting currency using exchange rates in effect at the date of the statement of financial position, and income and expense items are translated using monthly average exchange rates and shareholders’ equity has been translated using the historical exchange rate. The resulting translation adjustments are reported in a separate component of shareholders’ equity, as cumulative translation adjustment.

The exchange rates of the Real (R$) for the functional currencies of its subsidiaries on December 31, 2018 and 2017 are:

Currency	December 31, 2018	December 31, 2017
United States dollar (USD)	3,8748	3,3080
Pound Sterling (GBP)	4,9617	4,4714
Euro (EUR)	4,4390	3,9693

3.2	Use of judgments and estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenue and expenses at the end of the reporting period. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis and recognized prospectively. Information about critical judgments, assumptions and estimation uncertainties in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

i.    Note 5.7 – Trade payables

ii.    Note 5.10 – Recognized fair value measurements

iii.    Note 9 – Investments in joint ventures

iv.    Notes 10.1 and 10.2 – Property, plant and equipment and intangible assets and goodwill

v.    Note 11.1 – Commitments

vi.    Note 13 – Income tax

vii.    Note 14 – Provision for legal proceedings

viii.    Note 22 – Post-employment benefits

ix.    Note 23 – Share-based payment

3.3	Changes in significant accounting policies

i.	IFRS 9 Financial Instruments

The Company applied IFRS 9 with the initial application date of January 1, 2018, retrospectively, except as described below:

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the Company has adopted the exception of not re-presenting comparative information from previous periods regarding the classification and measurement requirements (including impairment). Differences in the balances of financial assets and liabilities arising from the adoption of IFRS9 were recorded in retained earnings and reserves on January 1, 2018. Thus, the information presented for 2017 generally does not reflect the requirements of IFRS 9, but the requirements of IAS 39;

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certain definitions were made based on the facts and circumstances existing at the date of initial application: i) determination of the business model in which a financial asset is held; ii) the designation and revocation of prior designations of certain financial assets and liabilities as measured at fair value through profit or loss; and

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all hedge relationship designations in accordance with IAS 39 existing as of December 31, 2017 meet the hedging criteria in accordance with IFRS 9 as of January 1, 2018 and are therefore designated as continuing hedge relationships.

The total impact on the Company’s financial position as at January 1, 2018 is as follows:

Assets
Trades receivables	(10,932)
Investments in joint ventures	(1,340)
Deferred tax	3,584
Equity
Retained earnings	8,688

a)	Classification and measurement

The Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs, except those measured at amortized cost for financial assets that are kept within a business model with the objective of obtaining contractual cash flows that meet the ‘solely payments of principal and interest’ on the principal amount outstanding “SPPI criterion.”

Under IFRS 9, debt financial instruments are subsequently measured at fair value through profit or loss, or “FVPL,” amortized cost, or fair value through other comprehensive income “FVOCI.”

The classification is based on two criteria: the Company’s business model for managing the assets; and whether the instruments’ contractual cash flows represent SPPI criterion.

The evaluation of the Company’s business models was carried out from the date of initial application on January 1, 2018 and retrospectively applied to financial assets that were not derecognized before January 1, 2018. The assessment of whether cash flows contractual debt instruments are solely composed of principal and interest were made based on the facts and circumstances as in the initial recognition of the assets. This category includes trade accounts receivable, cash and cash equivalents, restricted cash, receivables from related parties, other financial assets and dividends and interest on shareholders’ equity receivable. No new measurement of financial assets was carried out.

b)	Impairment

The adoption of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss (ECL) approach.

The Company recognizes a provision for expected credit loss for its trade receivable. The simplified standard approach is applied and the expected credit losses for the entire life of the asset are calculated. The Company has established a provisioning matrix that is based on the historical experience of credit loss of each business segment, adjusted for specific prospective factors for the debtors and for the economic environment.

The joint ventures Raízen Energia and Raízen Combustívies adopted an expected loss matrix considering the grouping of customers with similar default characteristics, by sales channel and internal rating. The impact of the adoption of the standard was a loss of R$ 2,680 (R$ 1,340 in the interest in earnings of joint ventures of Cosan S.A.).

c)	Hedge accounting

The Company applied the changes of hedge accounting prospectively. At the date of initial application, all of the Company’s existing hedging relationships were eligible to be treated as continuing hedging relationships. Consistent with previous periods, the Company continued to designate the change in the fair value of the entire forward contract in the Company’s cash flow hedge relationships and, as such, the adoption of the hedge accounting requirements of IFRS 9 had no significant impact on the Company’s consolidated financial statements.

According to IAS 39, all gains and losses arising from the Company’s cash flow hedge relationships were eligible to be subsequently reclassified to income. Therefore, after the adoption of IFRS 9, the net cash flow hedge gain or loss was presented under “Other comprehensive income not being reclassified to income.” This amendment applies only prospectively from the date of initial application of IFRS 9 and has no impact on the presentation of comparative figures.

ii.	IFRS 15 Revenue from Contracts with Customers

The assets deriving from infrastructure concession assets during the construction period at and contracts with clients at Comgás and CLE, respectively, which were previously accounted as ‘intangible assets’ are now booked as ‘contract asset,’ presented in the statement of financial position in the ‘Other non-current assets.’

The Company has adopted the retrospective method with cumulative transitional effect. In summary, the following adjustments were made to the amounts recognized in the statement of financial position at the date of initial application:

	January 1, 2018
	IAS 18	IFRS 12	Reclassification	IFRS 15
Intangible assets	8,346	180,152	(188,498)	—
Other non-current assets (contract asset)	—	—	188,498	188,498

Additionally, the subsidiary CLE pays fees to the customer in order to obtain a new contract. In most cases, these payments are associated with a volume acquired by the customer and are not capitalized, being recognized as a cost of sales. On December 31, 2018, the incremental costs of obtaining a contract and costs to fulfil a contract was R$ 73,585. In 2017, such fees were recognized as selling expenses when incurred in the amount of R$ 82,941.